Electronics Fund Investment Objectives and Goals - Electronics Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Electronics Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Electronics Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).